Premises and Equipment (Premises and Equipment) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	¥ 3,037,843	¥ 2,795,888
Less: Accumulated depreciation and amortization	1,199,853	1,163,403
Premises and equipment-net	1,837,990	1,632,485
Land
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	552,205	563,295
Buildings
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	827,458	822,229
Equipment and furniture
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	463,205	450,656
Leasehold improvements
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	88,195	82,610
Construction in Progress
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	20,656	14,745
Software and Software Development Costs
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	¥ 1,086,124	¥ 862,353